Employee Benefits Expense - Summary of Employee Benefits Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Cash settled awards			€ 2,394
Total employee benefits expense	€ 256,373	€ 211,635	194,484
Cost of Sales
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Wages and salaries	154,852	134,619	123,773
Social security costs	30,721	25,610	22,720
Pension costs	5,970	4,917	4,260
Share-based payment expense	287
Selling and Marketing Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Wages and salaries	13,978	12,716	11,522
Social security costs	1,606	1,531	1,278
Pension costs	433	403	363
Share-based payment expense	1,024
General and Administrative Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Wages and salaries	22,272	26,106	17,313
Social security costs	3,612	3,589	2,900
Pension costs	510	545	545
Cash settled awards		(10,831)	2,394
Share-based payment expense	5,991	1,740
Research and Development Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Wages and salaries	12,463	9,089	6,327
Social security costs	1,496	1,270	857
Pension costs	358	€ 331	€ 232
Share-based payment expense	€ 800